Property and equipment	12 Months Ended
Mar. 25, 2017
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:

The components of property and equipment are as follows:

	As of
	March 25, 2017	March 26, 2016
	(In thousands)

Land	$—	$4,909
Buildings	—	7,274
Leasehold improvements	37,114	36,550
Equipment	1,924	1,933
Molds	33	838
Furniture and fixtures	8,612	9,858
Software and electronic equipment	21,409	19,155

	69,092	80,517
Accumulated depreciation	(46,102)	(51,098)

	$22,990	$29,419

The Company wrote off $8.2 million of gross fixed assets that were fully amortized during the year ended March 25, 2017 (March 26, 2016 - $10.4 million), mostly related to leasehold improvements. Property and equipment, having a cost of $1.9 million and a net book value of $1.1 million at March 25, 2017, and a cost of $12.1 million and a net book value of $8.4 million at March 26, 2016, are under capital leasing arrangements.